Summary of significant accounting policies (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares exercisable	3,906,853	3,906,853
Stock price	$ 1.39	$ 2.05
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 6.00	$ 6.00
Expected term (year)	1 year 7 months 6 days	2 years 7 months 6 days
Risk-free interest rate	0.28%	0.38%
Expected volatility	39.00%	75.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 48.00	$ 48.00
Expected term (year)	3 years 9 months 11 days	4 years 9 months 11 days
Risk-free interest rate	0.95%	0.69%
Expected volatility	70.00%	85.00%